Appendix V: Interest-Bearing Debt (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 29, 2017	Dec. 19, 2017	Feb. 17, 2017	Jan. 17, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 47,375
Bilateral loan due June 26, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	1,500				€ 1,500
Borrowings	1,500
Syndicated facility due February 19, 2022
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	2,500
Borrowings	0
Bilateral loan due December 19, 2017
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings
Early repayment of debt		€ 200
Structured financing due March 11, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	679
Borrowings	566
Structured euro financing due March 11, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	469
Borrowings	423
Bilateral loan due February 23, 2017
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	0
Bilateral loan due March 19, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	150
Borrowings	150
Early repayment of debt			€ 150
Credit facility due December 27, 2020
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	380
Borrowings	292
Credit facility due March 14, 2020
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	200
Borrowings	167
Syndicated facility due March 22, 2022
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	750			€ 750
Borrowings	0
EIB financing due June 13, 2025
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	450
Structured financing due November 28, 2024
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	750
Borrowings	750
Telefónica Germany GmbH & Co. OHG | Syndicated facility due March 22, 2022
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	750
Borrowings	0					€ 50
Telefónica Germany GmbH & Co. OHG | EIB financing due June 13, 2025
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	450					250
Telefónica, S.A | Structured financing due July 30, 2021
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	153
Borrowings	128					190
Telefónica, S.A | Structured financing due January 31, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	551
Borrowings	460					635
Telefónica, S.A | Structured financing due October 31, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	446
Borrowings	371					505
Telefónica, S.A | Bilateral loan due June 26, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	1,500
Borrowings	1,500					1,500
Telefónica, S.A | Syndicated facility due February 19, 2022
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	2,500
Borrowings	0					550
Telefónica, S.A | Bilateral loan due December 19, 2017
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	0					200
Telefónica, S.A | Structured financing due March 11, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	679
Borrowings	566					324
Telefónica, S.A | Structured euro financing due March 11, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	469
Borrowings	423					240
Telefónica, S.A | Bilateral loan due February 23, 2017
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	0					100
Telefónica, S.A | Bilateral loan due February 23, 2021
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	100
Borrowings	100					100
Telefónica, S.A | Loan due March 08, 2021
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	300
Borrowings	300					300
Telefónica, S.A | Bilateral loan due March 19, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	150
Borrowings	150		€ 300			300
Telefónica, S.A | Credit facility due December 27, 2020
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	380
Borrowings	292					0
Telefónica, S.A | Credit facility due March 14, 2020
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	200
Borrowings	167					0
Telefónica Europe, B.V. | Structured financing due November 28, 2024
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	750
Borrowings	€ 750					€ 0
Tranche A | Bilateral loan due June 26, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount					500
Tranche B | Bilateral loan due June 26, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount					€ 1,000